CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 5,903,385	$ 5,669,111	$ 5,629,559	$ 5,725,485	$ 5,775,276	$ 5,660,635	$ 5,169,082	$ 4,165,244	$ 22,927,540	$ 20,770,237	$ 16,558,195
Costs and expenses:
Cost of revenues	4,554,328	4,424,260	4,387,845	4,496,400	4,453,131	4,377,587	3,950,461	2,997,079	17,862,833	15,778,258	11,838,785
Selling, general and administrative expenses	1,253,144	1,168,646	1,175,430	1,179,775	1,194,311	1,169,319	1,125,178	1,092,363	4,776,995	4,581,171	4,279,280
Lease termination and impairment charges	25,575	7,199	7,226	5,778	18,870	6,951	9,637	5,019	45,778	40,477	37,204
Interest expense	53,391	50,303	49,703	46,668	37,798	41,014	49,555	57,765	200,065	186,132	116,997
Loss on debt retirements, net							33,205			33,205	18,512
Gain on sale of assets, net	(6,261)	(225)	(560)	397	(1,782)	2,128	(694)	(258)	(6,649)	(606)	(4,916)
Total costs and expenses	5,880,177	5,650,183	5,619,644	5,729,018	5,702,328	5,596,999	5,167,342	4,151,968	22,879,022	20,618,637	16,285,862
Income before income taxes	23,208	18,928	9,915	(3,533)	72,948	63,636	1,740	13,276	48,518	151,600	272,333
Income tax expense (benefit)	48,262	(4,682)	3,879	(3,021)	14,872	28,499	900	5,241	44,438	49,512	(1,739,513)
Net income from continuing operations	(25,054)	23,610	6,036	(512)	58,076	35,137	840	8,035	4,080	102,088	2,011,846
Net (loss) income from discontinued operations, net of tax	3,912	(8,600)	8,737	(4,076)	7,541	24,406	20,629	10,801	(27)	63,377	97,327
Net income	$ (21,142)	$ 15,010	$ 14,773	$ (4,588)	$ 65,617	$ 59,543	$ 21,469	$ 18,836	4,053	165,465	2,109,173
Computation of income (loss) attributable to common stockholders:
Income from continuing operations attributable to common stockholders-basic									4,080	102,088	2,011,846
Add back-interest on convertible notes											5,456
Income from continuing operations attributable to common stockholders-diluted									4,080	102,088	2,017,302
Income attributable to common stockholders- diluted									4,053	165,465	2,114,629
(Loss) income from discontinued operations attributable to common stockholders-basic and diluted									$ (27)	$ 63,377	$ 97,327
Basic income per share:
Continuing operations									$ 0.00	$ 0.10	$ 2.07
Discontinued operations									0.00	0.06	0.10
Net basic income per share									0.00	0.16	2.17
Diluted income per share:
Continuing operations									0.00	0.10	1.98
Discontinued operations									0.00	0.06	0.10
Net diluted income per share									$ 0.00	$ 0.16	$ 2.08